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            MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
                        c/o Morgan Stanley Trust
                 Harborside Financial Center, Plaza Two
                     Jersey City, New Jersey 07311




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Morgan Stanley U.S. Government Money Market Trust
    File No. 811-3326


Dear Sir or Madam:

     We hereby incorporate by reference the Annual Report in its entirety which was filed in the Prospectus contained in the Registrant's most recent Registration Statement that was filed electronically via EDGAR on March 28, 2002. The Prospectus contains the audited financial statements of Morgan Stanley U.S. Government Money Market Trust for the fiscal year ended January 31, 2002. The Annual Report is hereby incorporated by reference.


                                       Very truly yours,
                                       /s/ A. Thomas Smith
                                       --------------------
                                       A. Thomas Smith
                                       Vice President
TS:ac